Segment Information Divisions - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of Operating Segments [Line Items]
Turnover		€ 25,791	€ 25,714
Change (%)		0.30%
Impact of acquisitions (%)		1.50%
Impact of disposals (%)		(0.10%)
Currency-related items (%), of which:		(6.10%)
Exchange rates changes (%)		(6.30%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.20%
Underlying Sales Growth (%)		5.40%
Underlying Price Growth (%)	[1]	1.30%
Underlying Volume Growth (%)		4.00%
Operating profit		€ 4,426	4,672
Underlying operating profit		€ 4,847	€ 5,084
Operating margin (%)		17.20%	18.20%
Underlying operating margin (%)		18.80%	19.80%
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 10,407	€ 10,610
Change (%)		(1.90%)
Impact of acquisitions (%)		2.20%
Currency-related items (%), of which:		(7.10%)
Exchange rates changes (%)		(7.30%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.20%
Underlying Sales Growth (%)		3.30%
Underlying Price Growth (%)	[1]	1.40%
Underlying Volume Growth (%)		1.80%
Operating profit		€ 2,089	2,403
Underlying operating profit		€ 2,215	€ 2,495
Operating margin (%)		20.10%	22.60%
Underlying operating margin (%)		21.30%	23.50%
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 5,182	€ 5,328
Change (%)		(2.70%)
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(6.80%)
Exchange rates changes (%)		(6.90%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.20%
Underlying Sales Growth (%)		4.50%
Underlying Price Growth (%)	[1]	(0.30%)
Underlying Volume Growth (%)		4.80%
Operating profit		€ 655	744
Underlying operating profit		€ 727	€ 817
Operating margin (%)		12.60%	14.00%
Underlying operating margin (%)		14.00%	15.30%
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 10,202	€ 9,776
Change (%)		4.40%
Impact of acquisitions (%)		1.60%
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(4.80%)
Exchange rates changes (%)		(5.00%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.20%
Underlying Sales Growth (%)		8.10%
Underlying Price Growth (%)	[1]	2.10%
Underlying Volume Growth (%)		5.80%
Operating profit		€ 1,682	1,525
Underlying operating profit		€ 1,905	€ 1,772
Operating margin (%)		16.50%	15.60%
Underlying operating margin (%)		18.70%	18.10%

[1]	Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.